Related party transactions - Pension plans (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Pension plans
Disclosure of transactions between related parties [line items]
Professional fees	£ 100,000	£ 100,000	£ 100,000